Related Party Transaction	12 Months Ended
Dec. 31, 2010
Related Party Transaction
Related Party Transaction

20. Related party transaction

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2010:

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. ("Jiuzhou Tianyuan")	Equity owner of PW Network
Chengdu Seasky	An investee of the Company
Ye Net	An investee of the Company
SAIF	One of the Company's Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company

During the years ended December 31, 2008, 2009 and 2010, significant related party transactions were as follows:

	For the years ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Share repurchase from SAIF	386,648,554	358,290,214	—
Cash collection on behalf of Ye Net	—	2,983,896	1,073,284
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. ("Jiuzhou Kaiyuan")*	—	17,800,000	16,885,051
Short-term loan to Jiuzhou Tianyuan	—	6,980,000	—
Marketing services provided by Zhizhu	—	—	170,000

*	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company's former Directors who has resigned from Board during May 2010.

As of December 31, 2009 and 2010, outstanding amount due from/to related parties were as follows:

	December 31, 2009	December 31, 2010
	RMB	RMB
Due from Ye Net for service fee	159,100	—
Prepayment to Zhizhu Network for marketing service	—	2,127,500

Total	159,100	2,127,500

Due to Ye Net for cash collection on behalf of Ye Net	650,616	—
Due to Ye Net for investment fund	5,000,000	4,832,000

Total	5,650,616	4,832,000